COLUMBIA LARGE CAP ENHANCED CORE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Large Cap Enhanced Core Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.7%

Issuer	Shares	Value ($)
Communication Services 8.3%
Entertainment 0.7%
Electronic Arts, Inc.	20,156	2,781,729

Interactive Media & Services 6.9%
Alphabet, Inc., Class A(a)	132,533	17,564,599
Meta Platforms, Inc., Class A(a)	31,015	10,146,557

Total		27,711,156

Media 0.7%
Comcast Corp., Class A	23,014	964,057
Fox Corp., Class A	71,645	2,116,393

Total		3,080,450

Total Communication Services		33,573,335

Consumer Discretionary 10.8%
Automobiles 1.3%
Tesla, Inc.(a)	21,156	5,079,132

Broadline Retail 3.4%
Amazon.com, Inc.(a)	79,064	11,550,460
eBay, Inc.	52,513	2,153,558

Total		13,704,018

Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.(a)	1,179	3,685,200
MGM Resorts International	54,418	2,146,246
Royal Caribbean Cruises Ltd.(a)	15,112	1,623,936

Total		7,455,382

Household Durables 1.7%
Lennar Corp., Class A	23,819	3,046,927
NVR, Inc.(a)	153	941,775
PulteGroup, Inc.	32,932	2,911,847

Total		6,900,549

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 2.6%
Best Buy Co., Inc.	27,001	1,915,451
Home Depot, Inc. (The)	5,329	1,670,588
O’Reilly Automotive, Inc.(a)	2,800	2,750,664
Ross Stores, Inc.	7,979	1,040,302
TJX Companies, Inc. (The)	33,917	2,988,427

Total		10,365,432

Total Consumer Discretionary		43,504,513

Consumer Staples 6.2%
Beverages 0.6%
Molson Coors Beverage Co., Class B	38,357	2,360,489

Consumer Staples Distribution & Retail 1.0%
Target Corp.	22,485	3,008,718
Walmart, Inc.	6,596	1,026,931

Total		4,035,649

Food Products 0.9%
General Mills, Inc.	33,768	2,149,671
JM Smucker Co. (The)	13,667	1,499,680

Total		3,649,351

Household Products 2.5%
Colgate-Palmolive Co.	12,874	1,014,085
Kimberly-Clark Corp.	22,499	2,783,801
Procter & Gamble Co. (The)	40,790	6,262,081

Total		10,059,967

Tobacco 1.2%
Altria Group, Inc.	73,753	3,100,576
Philip Morris International, Inc.	20,730	1,935,353

Total		5,035,929

Total Consumer Staples		25,141,385

2    Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Enhanced Core Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
Chevron Corp.	30,558	4,388,129
Exxon Mobil Corp.	64,894	6,667,210
Marathon Petroleum Corp.	21,306	3,178,642
Valero Energy Corp.	21,623	2,710,659

Total		16,944,640

Total Energy		16,944,640

Financials 12.4%
Banks 2.3%
Bank of America Corp.	30,482	929,396
Citigroup, Inc.	68,022	3,135,814
JPMorgan Chase & Co.	13,427	2,095,686
Regions Financial Corp.	74,319	1,239,641
Wells Fargo & Co.	46,211	2,060,549

Total		9,461,086

Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	21,787	1,052,748
Cboe Global Markets, Inc.	6,261	1,140,692
CME Group, Inc.	15,346	3,350,953
Invesco Ltd.	182,579	2,605,402
Morgan Stanley	38,977	3,092,435
State Street Corp.	37,748	2,748,809

Total		13,991,039

Consumer Finance 0.8%
Capital One Financial Corp.	7,750	865,365
Synchrony Financial	73,830	2,389,139

Total		3,254,504

Financial Services 3.8%
Berkshire Hathaway, Inc., Class B(a)	11,789	4,244,040
Fiserv, Inc.(a)	27,130	3,543,449
MasterCard, Inc., Class A	2,534	1,048,645
Visa, Inc., Class A	24,991	6,414,690

Total		15,250,824

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 2.0%
Marsh & McLennan Companies, Inc.	19,095	3,807,925
MetLife, Inc.	46,513	2,959,622
Prudential Financial, Inc.	12,674	1,239,264

Total		8,006,811

Total Financials		49,964,264

Health Care 12.6%
Biotechnology 2.4%
AbbVie, Inc.	24,810	3,532,696
Amgen, Inc.	3,329	897,632
Gilead Sciences, Inc.	9,714	744,092
Regeneron Pharmaceuticals, Inc.(a)	2,480	2,043,049
Vertex Pharmaceuticals, Inc.(a)	7,309	2,593,306

Total		9,810,775

Health Care Equipment & Supplies 3.6%
Abbott Laboratories	38,816	4,048,121
Align Technology, Inc.(a)	9,618	2,056,328
Baxter International, Inc.	32,802	1,183,496
Hologic, Inc.(a)	35,535	2,533,645
Medtronic PLC	47,338	3,752,483
Zimmer Biomet Holdings, Inc.	6,925	805,447

Total		14,379,520

Health Care Providers & Services 3.5%
Cardinal Health, Inc.	30,055	3,218,290
Centene Corp.(a)	11,849	873,034
Cigna Group (The)	6,364	1,672,968
Humana, Inc.	5,758	2,791,824
McKesson Corp.	6,797	3,198,396
UnitedHealth Group, Inc.	4,482	2,478,412

Total		14,232,924

Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	73,713	3,639,948
Eli Lilly & Co.	4,770	2,819,261
Johnson & Johnson	26,524	4,102,202
Merck & Co., Inc.	6,423	658,229
Viatris, Inc.	130,397	1,197,044

Total		12,416,684

Total Health Care		50,839,903

Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2023    3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Enhanced Core Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 7.9%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	6,201	2,776,622

Air Freight & Logistics 0.8%
FedEx Corp.	12,323	3,189,562

Building Products 1.6%
AO Smith Corp.	35,932	2,707,835
Masco Corp.	44,530	2,696,291
Trane Technologies PLC	4,321	973,997

Total		6,378,123

Ground Transportation 0.5%
CSX Corp.	64,256	2,075,469

Machinery 2.7%
Caterpillar, Inc.	15,721	3,941,569
Illinois Tool Works, Inc.	4,333	1,049,496
Parker-Hannifin Corp.	7,444	3,224,592
Snap-On, Inc.	9,788	2,688,666

Total		10,904,323

Professional Services 1.6%
Automatic Data Processing, Inc.	14,988	3,446,041
Paychex, Inc.	25,239	3,078,401

Total		6,524,442

Total Industrials		31,848,541

Information Technology 28.6%
Communications Equipment 1.1%
Cisco Systems, Inc.	89,068	4,309,110

Semiconductors & Semiconductor Equipment 6.9%
Applied Materials, Inc.	25,703	3,849,795
Broadcom, Inc.	2,030	1,879,232
Enphase Energy, Inc.(a)	8,228	831,193
Lam Research Corp.	5,254	3,761,444
Microchip Technology, Inc.	12,275	1,024,226
NVIDIA Corp.	26,759	12,515,184
QUALCOMM, Inc.	31,075	4,010,229

Total		27,871,303

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 12.5%
Adobe, Inc.(a)	9,367	5,723,331
Autodesk, Inc.(a)	13,466	2,941,378
Fortinet, Inc.(a)	47,005	2,470,583
Microsoft Corp.(b)	84,222	31,912,558
Palo Alto Networks, Inc.(a)	13,602	4,013,814
ServiceNow, Inc.(a)	5,291	3,628,250

Total		50,689,914

Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	165,995	31,530,750
HP, Inc.	37,459	1,099,047
Total		32,629,797

Total Information Technology		115,500,124

Materials 2.1%
Chemicals 1.3%
CF Industries Holdings, Inc.	19,679	1,478,877
LyondellBasell Industries NV, Class A	13,838	1,315,994
Mosaic Co. (The)	39,797	1,428,314
PPG Industries, Inc.	7,294	1,035,675

Total		5,258,860

Metals & Mining 0.8%
Nucor Corp.	10,759	1,828,707
Steel Dynamics, Inc.	12,689	1,511,641

Total		3,340,348

Total Materials		8,599,208

Real Estate 2.5%
Specialized REITs 2.5%
American Tower Corp.	18,218	3,803,554
Equinix, Inc.	3,887	3,167,944
SBA Communications Corp.	11,964	2,954,629

Total		9,926,127

Total Real Estate		9,926,127

4    Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Enhanced Core Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 2.1%
Entergy Corp.	19,194	1,946,464
Evergy, Inc.	21,305	1,087,407
PG&E Corp.(a)	165,438	2,840,570
Pinnacle West Capital Corp.	31,906	2,391,036

Total		8,265,477

Total Utilities		8,265,477

Total Common Stocks (Cost $237,884,067)		394,107,517

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(c),(d)	8,673,097	8,671,362

Total Money Market Funds (Cost $8,670,085)		8,671,362

Total Investments in Securities (Cost: $246,554,152)		402,778,879

Other Assets & Liabilities, Net		801,691

Net Assets		403,580,570

At November 30, 2023, securities and/or cash totaling $833,602 were pledged as collateral.

Investments in derivatives

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	39	12/2023	USD	8,924,663	285,629	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(d)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	5,139,785	205,574,875	(202,044,525)	1,227	8,671,362	(2,703)	286,468	8,673,097

Currency Legend

USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2023    5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

3QT173_02_P01_(01/24)